Exhibit 99(j)

MONTHLY SERVICER CERTIFICATE

Pursuant to Section 3.01(b)(ii) of the Storm-Recovery Property Servicing Agreement, dated as of May 22nd, 2007 (the "Agreement"), between FLORIDA POWER & LIGHT COMPANY as Servicer (the "Servicer"), and FPL RECOVERY FUNDING LLC, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.

For the Monthly Billing Period: January 2008

A:  Billings and Remittances:
a)	kWh Consumption during Month: 8,399,773,134 KWH
b)	Applicable Storm-Recovery Charges: $0.000615135
c)	Total Storm-Recovery Charges Amount Invoiced this Month: $5,166,992.93
d)	Cumulative Storm-Recovery Charges Amount Invoiced this Remittance Period: $49,871,135.80
e)	Total Storm-Recovery Charges Remitted this Month: $5,405,034.91
f)	Cumulative Storm-Recovery Charges Amount Remitted this Remittance Period: $47,290,167.45

B.  Balances in Subaccounts (at end of month):
a)	Collection Account Balance:	$47,925,551.97
b)	Reserve Subaccount Balance:	$0.00
c)	Capital Subaccount Balance:	$3,364,720.45
d)	Defeasance Subaccount Balance:	$0.00

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer Certificate this 6th day of February 2008.

FLORIDA POWER & LIGHT COMPANY,
as Servicer

By:	JERRY SOBEL

Name:	Jerry Sobel
Title:	Director Corporate Accounting.